ACCOUNTING POLICIES - VOTING POWER (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 153,328	$ 240,112